INCOME TAXES - Operating Loss and Tax Credit Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
NOL Carryforwards
Tax credit carryforwards	$ 0	$ 13,688
Domestic Tax Jurisdiction | Post
NOL Carryforwards
Net operating loss carryforwards	32,451	25,948
State and Local Jurisdiction
NOL Carryforwards
Net operating loss carryforwards	$ 4,833	$ 4,112